Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)	$ (12)	$ (3)	$ 13
Pre-tax adjusted earnings	(144)	(24)	132
Income tax (expense) benefit	38	6	(25)
Net income (loss)	(106)	(18)	107
Amounts Reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(9)	(2)	10
Amounts Reclassified from AOCI | Net unrealized investment gains (losses):
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)	(11)	(2)	13
Pre-tax adjusted earnings	(11)	(2)	13
Income tax (expense) benefit	2	0	(3)
Net income (loss)	$ (9)	$ (2)	$ 10